                     File Nos. 811-5270 and 33-16338




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]


                     Post-Effective Amendment No.  40               [ X ]


                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]

                           Amendment No.                            [   ]

                  (Check appropriate box or boxes)

                   THE DREYFUS/LAUREL FUNDS, INC.
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                          Daniel C. Maclean, Esq.
                          The Dreyfus Corporation
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)


_____ on __________________ pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485



Registrant has registered an indefinite number of shares of its Common Stock under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1994 was filed December 30, 1994.

                REGISTRATION STATEMENT FILE NOS. 811-5270 AND 33-16338

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS EUROPEAN FUND

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):


           43,041 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:


       $290,000 (Determined on the basis of the closing price on October 12, 1995; i.e. $11.59 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                   Aggregate
                                                                Offering Price


       Total Shares Registered:              43,041 X $11.59 =     $498,840



       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended October 31, 1994:               18,019 X $11.59 =     $208,840
                                             25,022 X $11.59 =     $290,000



       Fee at 1/29 of 1%                                           $    100

                REGISTRATION STATEMENT FILE NOS. 811-5270 AND 33-16338

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
       (Formerly: Dreyfus/Laurel Institutional Prime Money Market Fund)

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):


         156,998,105 Shares                              (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:


       $290,000 (Determined on the basis of the closing price on October 13, 1995; i.e. $1.00 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                   Aggregate
                                                                Offering Price


       Total Shares Registered:         156,998,105 X $1.00 =    $156,998,105



       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended October 31, 1994:          156,708,105 X $1.00 =    $156,708,105
                                            290,000 X $1.00 =    $    290,000



       Fee at 1/29 of 1%                                         $        100

                OPINION AND CONSENT OF KIRKPATRICK & LOCKHART LLP




    An opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the Registrant, is transmitted herewith as Exhibit 10 to this Amendment to the Registration Statement.

                                                                 Page 5
                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of October, 1995.


                               THE DREYFUS/LAUREL FUNDS, INC.

                            BY:  /s/ Marie E. Connolly*
                                 MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                       TITLE

/s/ Marie E. Connolly*           President and Treasurer
Marie E. Connolly


/s/ Ruth M. Adams*               Director
Ruth M. Adams


/s/ Francis P. Brennan*          Director and
Francis P. Brennan               Chairman of the Board


/s/ Joseph S. DiMartino*         Director
Joseph S. DiMartino


/s/ James M. Fitzgibbons*        Director
James M. Fitzgibbons


/s/ J. Tomlinson Fort*           Director
J. Tomlinson Fort


/s/ Arthur L. Goeschel*          Director
Arthur L. Goeschel


/s/ Kenneth A. Himmel*           Director
Kenneth A. Himmel


/s/ Arch S. Jeffery*             Director
Arch S. Jeffery

                                                                 Page 6


        SIGNATURE                 TITLE


/s/ Stephen J. Lockwood*         Director
Stephen J. Lockwood


/s/ Robert D. McBride*           Director
Robert D. McBride


/s/ John L. Propst*              Director
John L. Propst


/s/ Roslyn M. Watson*            Director
Roslyn M. Watson





*BY: /s/ Ruth D. Leibert
     Ruth D. Leibert, Attorney-in-Fact



*Signed pursuant to powers of attorney dated April 5, 1995 and incorporated by reference to Post-Effective Amendment No. 35 to the Company's Registration Statement on Form N-1A, filed electronically with the Securities and Exchange Commission on April 7, 1995.